Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	276,094	495,168
Granted	92,423	66,032
Redeemed	(180,989)	(266,744)
Forfeited	(7,768)	(18,362)
Ending balance	179,760	276,094
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	794,743	1,136,671
Granted	158,440	121,690
Redeemed	(450,726)	(438,612)
Forfeited	(5,404)	(25,006)
Ending balance	497,053	794,743
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	116,280	118,774
Granted	7,193	16,336
Redeemed		(18,830)
Ending balance	123,473	116,280